Note 13 Other comprehensive income Changes in gains or losses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial assets at fair value throught other comprehensive income [Line Items]
Fair value changes of debt instruments measured at fair value through other comprehensive income that may be reclassified to profit or loss	€ (576)	€ (357)	€ (809)
Fair value changes of equity instruments measured at fair value through other comprehensive income that will not be reclassified to profit or loss	(905)	(1,112)	(1,194)
Fair value changes of debt instruments measured at fair value through other comprehensive income that may be reclassified to profit or loss	(209)	(576)	(357)
Fair value changes of equity instruments measured at fair value through other comprehensive income that will not be reclassified to profit or loss	(983)	(905)	(1,112)
Debt securities [Member]
Financial assets at fair value throught other comprehensive income [Line Items]
Valuation gains and losses	96	(568)	659
Amounts transferred to income	434	247	5
Income tax and other	(163)	101	(211)
Equity investments [member]
Financial assets at fair value throught other comprehensive income [Line Items]
Valuation gains and losses	(76)	228	80
Amounts transferred to reserves	1	0	2
Income tax and other	€ (3)	€ (20)	€ (1)